Loans, allowance for loan losses and credit quality - Aging analysis (Details 4) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	SFr 289,713	SFr 276,281
Gross loans held at amortized cost, past due	2,712	2,735
Gross loans held at amortized cost	292,425	279,016	SFr 268,917
Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,179	982
Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	150	177
Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	130	127
Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,253	1,449
Corporate and institutional
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	132,465	123,598
Gross loans held at amortized cost, past due	1,646	1,657
Gross loans held at amortized cost	134,111	125,255	116,640
Corporate and institutional | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	734	520
Corporate and institutional | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	73	119
Corporate and institutional | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	76	85
Corporate and institutional | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	763	933
Corporate and institutional | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	28,094	25,914
Gross loans held at amortized cost, past due	229	151
Gross loans held at amortized cost	28,323	26,065
Corporate and institutional | Real estate | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	95	63
Corporate and institutional | Real estate | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	10	4
Corporate and institutional | Real estate | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	2	0
Corporate and institutional | Real estate | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	122	84
Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	81,219	78,919
Gross loans held at amortized cost, past due	1,255	1,322
Gross loans held at amortized cost	82,474	80,241
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	528	378
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	62	96
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	71	82
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	594	766
Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	21,945	17,593
Gross loans held at amortized cost, past due	136	171
Gross loans held at amortized cost	22,081	17,764
Corporate and institutional | Financial institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	85	66
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1	19
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	3	3
Corporate and institutional | Financial institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	47	83
Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,207	1,172
Gross loans held at amortized cost, past due	26	13
Gross loans held at amortized cost	1,233	1,185
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	26	13
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	157,248	152,683
Gross loans held at amortized cost, past due	1,066	1,078
Gross loans held at amortized cost	158,314	153,761	SFr 152,277
Consumer | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	445	462
Consumer | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	77	58
Consumer | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	54	42
Consumer | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	490	516
Consumer | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	109,190	107,364
Gross loans held at amortized cost, past due	389	481
Gross loans held at amortized cost	109,579	107,845
Consumer | Mortgages | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	83	155
Consumer | Mortgages | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	16	23
Consumer | Mortgages | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	9	10
Consumer | Mortgages | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	281	293
Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	44,232	41,936
Gross loans held at amortized cost, past due	132	98
Gross loans held at amortized cost	44,364	42,034
Consumer | Loans collateralized by securities | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	79	21
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	2	0
Consumer | Loans collateralized by securities | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	51	77
Consumer | Consumer finance
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	3,826	3,383
Gross loans held at amortized cost, past due	545	499
Gross loans held at amortized cost	4,371	3,882
Consumer | Consumer finance | Past due up to 30 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	283	286
Consumer | Consumer finance | Past due 31 - 60 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	61	35
Consumer | Consumer finance | Past due 61 - 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	43	32
Consumer | Consumer finance | Past due more than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	SFr 158	SFr 146